Shareholder Fees - Morgan Stanley Long Duration Government Opportunities Fund - Classes A, L, I, and C - Long Duration Government Opportunities Fund	Dec. 31, 2025
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%	[1]
Class L
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]

[1]
1	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 0.75% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances. See “Shareholder Information—Share Class Arrangements” for further information about the CDSC waiver categories.

[2]
2	The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—Share Class Arrangements” for a complete discussion of the CDSC.